Segment Reporting - Elimination (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 214,109,000	$ 241,203,000	$ 216,080,000
Number of customers accounted for more than 10% of revenue | customer	1	0	0
Intersegment elimination | Consumer Health | PRC
Revenue from External Customers
Revenue from external customers	$ 0	$ 2,536,000	$ 1,306,000